COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

The Company received a notification from Nasdaq Listing Qualifications on September 16, 2022, as announced in a report on Form 6-K filed with the SEC on September 16, 2022, that the Company was not in compliance with the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market. On March 16, 2023, the Company received a letter from The Nasdaq Stock Market LLC confirming the Company has been granted an additional 180 calendar day period for compliance under its minimum bid price requirement through September 11, 2023. On August 15, 2023, the Company regained compliance with the NASDAQ listing requirements, after the one-for-ten reverse stock split effective on August 1, 2023, according to the NASDAQ notice.

The Company may from time to time be subject to legal proceedings, investigations, and claims incidental to conduct of our business. The Company is currently not subject to any legal proceeding, investigations, and claims.

In addition to various promulgations in the past few years, ten Chinese regulatory authorities recently collectively promulgated a guidance to further control and monitor cryptocurrency related trading, exchanges, transaction, banking and financial service, initial coin offering, and other intermediary and derivatives transactions, which are considered illegal in accordance with effectuated laws and regulations and may be subject to penalty criminally. The new guidance also bars foreign cryptocurrency trading platforms and related businesses to provide services to China domestic individuals and business entities, and expands the application of laws and regulations to Chinese employees or contractors of foreign operatives, that provide related services to individuals or business entities domiciled in China. Although, the legality of cryptocurrency mining activity was not specifically mentioned in the guidance, notably in recent events, where the government’s sudden interventions or modifications of the laws and regulations currently in effective could negatively impact the Company’s operations and financial results. The legality of cryptocurrency mining activity may be subject to challenge by Chinese authorities. However, since the Company has ceased the cryptocurrency mining business by December 2022, the risk of potential legal proceedings may not be applicable going forward.